PROPERTY AND EQUIPMENT - Description of Lease Activities, Other Lease Disclosures and Security Interest on Property and Equipment (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($) lease	Jun. 30, 2021 USD ($) lease	Jun. 30, 2020 USD ($)
Other lease disclosures [Abstract]
Interest expense on lease liabilities	$ 7,400	$ 7,300
Expense incurred relating to short-term leases	200	200
Expense relating to other variable lease payments	0
Lease payments	13,379	17,489	$ 12,162
Amount of impact of IFRS 16 on lease payments	$ 13,400	$ 17,500
Number of leases related to right of use assets | lease	117	91
Number of new leases | lease	46	13
Number of disposal leases | lease	20	16
Security Interest on property and equipment [Abstract]
Assets pledged as security	$ 19,900	$ 11,800
Bottom of Range [Member]
Description of lease activities [Abstract]
Leases term	3 years
Operating leases term	2 years
Top of Range [Member]
Description of lease activities [Abstract]
Leases term	7 years
Operating leases term	12 years